December 27, 2012

VIA EDGAR AND BY FEDERAL EXPRESS

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-0404

Re:	Hannon Armstrong Sustainable Infrastructure Capital, Inc.

Amendment No. 1 to the Registration Statement on Form S-11

Confidentially Submitted on December 27, 2012

CIK No. 0001561894

Dear Ms. Gupta Barros and Ms. Martin:

On behalf of our client, Hannon Armstrong Sustainable Infrastructure Capital, Inc., a Maryland corporation (the “Company”), we hereby submit confidentially for filing Amendment No. 1 to the Company’s Registration Statement on Form S-11 (the “Registration Statement”). Amendment No. 1 to the Registration Statement contains changes made in response to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the Staff’s letter dated December 6, 2012 (the “December 6 Letter”), with respect to the Registration Statement, as well as changes arising from the passage of time since November 2012.

Set forth below are the Company’s responses to the Staff’s comments contained in the December 6 Letter. The responses are set out in the order in which the comments were set out in the December 6 Letter and are numbered accordingly.

We have enclosed with this letter a marked copy of Amendment No. 1 to the Registration Statement, which was submitted confidentially today by the Company via EDGAR, reflecting all changes made to Amendment No. 1 to the Registration Statement. All page references in the responses below are to the pages of the marked copy of Amendment No. 1 to the Registration Statement.

General

1.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

In response to the Staff’s comment, we have included a copy of the Company’s logo as Exhibit A. To the extent we intend to include other artwork, we will provide such artwork to the staff supplementally prior to including it in the preliminary prospectus distributed to prospective investors.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

In response to the Staff’s comment, the Company supplementally advises the Staff that neither the Company nor any person authorized to act on the Company’s behalf has presented any written communications, as defined in Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”), to any potential investors in reliance on Section 5(d) of the Securities Act. In addition, the Company supplementally advises the Staff that, to its knowledge, no research reports have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the offering. If any such communications or reports are presented to investors or published or distributed in the future, the Company will supplementally provide copies to the Staff.

3.	Please provide us with support for all quantitative and qualitative business and industry data used in the registration statement. For example, we note your disclosure found in your Summary and Business sections. Clearly mark the specific language in the supporting materials that supports each statement. The requested information should be filed as EDGAR correspondence or, alternatively, should be sent in paper form accompanied by a cover letter indicating that the material is being provided pursuant to Securities Act Rule 418 and that such material should be returned to the registrant upon completion of the staff review process.

In response to the Staff’s comment, the Company advises the Staff that it will supplementally provide the Staff with copies of the supporting materials.

4.	We note that you intend to operate your business in a manner that will permit you to maintain an exemption from registration under the 1940 Act. Please provide us with a detailed analysis of the exemption that you and your subsidiaries intend to rely on and how your investment strategy will support that exemption. Please note that we will refer your response to the Division of Investment Management for further review.

In response to the Staff’s comment and as disclosed in the Registration Statement, the Company supplementally advises the Staff that, as an initial matter, the Company intends to conduct its operations directly and through wholly- or majority-owned subsidiaries, so that the Company and most, if not all, of its subsidiaries do not fall within the definition of an “investment company” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Unless otherwise indicated, all section references in this response refer to the 1940 Act.

Section 3(a)(1)(A) defines an investment company as any issuer that is or holds itself out as being engaged primarily in the business of investing, reinvesting or trading in securities. Section 3(a)(1)(C) defines an investment company as any issuer that is engaged or proposes to engage in the business of investing, reinvesting, owning, holding or trading in securities and owns or proposes to acquire investment securities having a value exceeding 40% of the value of the issuer’s total assets (exclusive of U.S. federal government securities and cash items) on a non-consolidated basis, which we refer to as the 40% test. Excluded from the term “investment securities,” among other things, are U.S. federal government securities and securities issued by majority-owned subsidiaries that are not themselves investment companies and are not relying on the exception from the definition of investment company set forth in Section 3(c)(1) or Section 3(c)(7).

The Company is organized as a holding company and conducts its businesses primarily through its subsidiaries. The Company intends to conduct its operations so that it complies with the 40% test, meaning that the value of securities issued by any wholly-owned or majority-owned subsidiaries that are excepted from the definition of “investment company” based on Section 3(c)(1) or 3(c)(7), together with any other investment securities held by the Company may not have a value in excess of 40% of the value of the Company’s total assets on a non-consolidated basis. In addition, the Company will not be considered an investment company under Section 3(a)(1)(A) because it is not engaged primarily and will not hold itself out as being engaged primarily in the business of investing, reinvesting or trading in securities. Rather, it will be primarily engaged in the non-investment company businesses of its subsidiaries.

The Company anticipates that one or more of its subsidiaries will qualify for an exemption from registration as an investment company under the 1940 Act pursuant to Section 3(c)(5)(C), which is available for entities which are not primarily engaged in issuing redeemable securities, face-amount certificates of the installment type or periodic payment plan certificates and which are primarily engaged in the business of purchasing or otherwise acquiring mortgages and other liens on and interests in real estate. This exemption generally requires that at least 55% of such subsidiaries’ portfolios must be comprised of qualifying assets and at least another 80% of each of their portfolios must be comprised of qualifying assets and real estate-related assets under the 1940 Act. The Company intends to treat as qualifying assets for this purpose, loans secured by projects where the collateral is primarily real property. The Company intends to treat as real estate-related assets, non-controlling coinvestments in joint ventures that own projects whose assets are primarily real property.

The Company anticipates that one or more of its subsidiaries will qualify for an exemption from registration as an investment company under the 1940 Act pursuant to either Section 3(c)(5)(A), which is available for entities which are not engaged in the business of issuing redeemable securities, face-amount certificates of the installment type or periodic payment plan certificates, and which are primarily engaged in the business of purchasing or otherwise acquiring notes, drafts, acceptances, open accounts receivable, and other obligations representing part or all of the sales price of merchandise, insurance, and services, or Section 3(c)(5)(B), which is available for entities primarily engaged in the business of making loans to manufacturers, wholesalers, and retailers of, and to prospective purchasers of, specified merchandise, insurance, and services.

The Staff has issued no-action letters interpreting Section 3(c)(5)(A) and 3(c)(5)(B) pursuant to which the staff has taken the position that this exemption is available to a company with at least 55% of its assets consisting of eligible loans and receivables of the type described in the exemptions. Within this framework, the Staff has taken the position that loans and receivables for the sale of a broad array of merchandise, insurance and services are within the scope of Sections 3(c)(5)(A) and 3(c)(5)(B), including loans to finance the purchase of electric generating transmission, and distribution facilities, equipment and machinery1, loans to finance public works projects2 and student loans to finance the purchase of education services3. Notably, the Staff has refused to grant no-action relief when a company’s loans have not related to the sale of specific merchandise, insurance or services. For example, the Staff has refused to grant no-action relief to entities holding general commercial loans4. In recognition of the Staff’s guidance with respect to Sections 3(c)(5)(A) and 3(c)(5)(B), the Company’s wholly- or majority-owned subsidiaries that intend to rely on these Sections, intend to invest at least 55% of their assets in efficiency loans that are provided to finance equipment, services and structural improvements to properties and other facilities and financings that are provided to clean energy and other sustainable infrastructure projects that allow such projects to be completed, and to treat such investments as qualifying assets for purposes of these exemptions. Accordingly, the Company believes that at least 55% of assets held by the wholly or majority-owned subsidiaries relying on Sections 3(c)(5)(A) or 3(c)(5)(B) will be eligible assets for the purposes of determining whether the subsidiary is engaged primarily in one of the businesses enumerated in Sections 3(c)(5)(A) and 3(c)(5)(B). It should be noted that the wholly or majority-owned subsidiaries that intend to rely on these Sections will not issue redeemable securities, as that term is defined in Section 2(a)(32).

In addition, the Company expects that its wholly- and majority-owned subsidiaries that hold controlling stakes in clean energy and other sustainable infrastructure projects will also not be relying on exemptions under Sections 3(c)(1) or 3(c)(7). Accordingly, its interests in these subsidiaries will not constitute “investment securities.”

[1]	See, e.g., Colorado-Ute Fin. Serv. Corp., SEC No-Action Letter (May 5, 1986).
[2]	See, e.g., Municipality Fin. Ltd., SEC No-Action Letter (Apr. 28, 1994); Banco Nacional de Obras y Servicios Publicos, S.A., SEC No-Action Letter (Nov. 24, 1977).
[3]	See, e.g., New England Educ. Loan Mktg. Corp., SEC No-Action Letter (May 22, 1998).
[4]	See, e.g., MESBIC, Inc., SEC No-Action Letter (Jun. 21, 1979); World Evangelical Dev. Ltd., SEC No-Action Letter (Apr. 5, 1979).

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

5.	Please provide us with a detailed analysis regarding why the concurrent private placement contemplated in your formation transaction disclosure should not be integrated into your current public offering. Please see Securities Act Release No. 33-8828 (Aug. 10, 2007).

The Company believes that, for the reasons stated below, the concurrent private placement of shares of common stock of the Company and/or limited partnership interests in the Company’s operating partnership (“OP Units”) to be issued to the current owners or management (the “Existing Holders”) of Hannon Armstrong Capital, LLC (“Hannon Armstrong”) in connection with the formation transactions, should not be integrated with the Company’s initial public offering.

The shares of common stock and OP Units will be offered exclusively to the Existing Holders as part of a transaction that is allowing the Company to continue its business as a REIT following the offering. The Company has a substantive, pre-existing relationship with each of the Existing Holders expected to receive shares of common stock and/or OP Units in the formation transactions. Each of the Existing Holders has served as an officer or employee of and/or consultant to, or is a current owner of, Hannon Armstrong, the company through which the Company currently operates its business and which will become a subsidiary of the Company upon the completion of the initial public offering and the formation transactions. The agreements through which the Existing Holders will receive their shares of common stock or OP Units specify that the shares or OP Units are being issued in a private placement exempt from the registration requirements of the Securities Act and are subject to customary resale restrictions relating to such exemption.

As a result of the foregoing, the Company believes that the concurrent private placement is exempt under Section 4(2) of the Securities Act and should not be integrated with the Company’s initial public offering.

6.	The prospectus contains jargon and technical terms that make it difficult for investors who are not familiar with your business to understand the products and services that you offer. For example only, we note the following

•	HVAC retrofits;

•	Waste-to-energy; and

•	3 MW distribution solar capacity.

Please revise your document and replace technical jargon with plain English descriptions so that an ordinary, reasonable investor can better understand your disclosure. Instead of using industry jargon, explain these concepts in concrete, everyday language. If you must use industry terms, please explain the meaning of the terms the first time they are used.

In response to the Staff’s comment, the Company has either deleted or clarified the technical terms or used concise, plain English explanations on pages 1, 8, 63, 85, 88, 90, 97 and 99 of the prospectus under the captions “Prospectus Summary—Overview,” “Prospectus Summary—Our Investment Strategy,” “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Our Business,” “Business—Our Company,” “Business—Market Opportunity—Energy Efficiency,” “Business—Market Opportunity—Clean Efficiency,” “Business—Our Assets—Energy Efficiency Projects” and “Business—Our Investment Strategy,” respectively.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Prospectus Summary, page 1

7.	We note your summary contains a lengthy description of your market opportunities, competitive strengths and investment/financing strategies. Further, we note that identical or very similar disclosure appears later in your prospectus. The summary should not include a lengthy description of the company’s business and business strategy. This detailed information is better suited for the body of the prospectus. Please revise to substantially reduce the amount of repetitive disclosure in the summary.

In response to the Staff’s comment, the Company has shortened the disclosure under the captions “Prospectus Summary—Our Competitive Strengths” and “Prospectus Summary—Our Investment Strategy.”

Overview, page 1

8.	We note the italicized introductory paragraph to the summary section and the first paragraph of the overview, which briefly outline your background. As currently drafted, it is unclear to readers that you were recently formed and the history that you discuss is actually that of Hannon Armstrong. Please include a brief description of your corporate history prior to discussing the past operations of Hannon Armstrong.

In response to the Staff’s comment, the Company has revised the italicized paragraph on page 1 of the prospectus under the caption “Prospectus Summary” accordingly.

Our Assets, page 7

9.	Please refer to the last paragraph on page 7 regarding your pipeline. Please remove this discussion of potential acquisitions from your summary.

In response to the Staff’s comment, the Company has removed the discussion of potential acquisitions from the summary of the prospectus.

10.	Please disclose the investment grade obligor that is also the primary credit obligor you refer to on page 7.

In response to the Staff’s comment, the Company has revised the disclosure on pages 7, 98 and 132 of the prospectus, under the captions “Prospectus Summary—Our Assets,” “Business—Note Retirements” and “The Structure and Formation of Our Company—Retirement of the Notes,” respectively, to provide for disclosure of the primary credit obligor. Although the identity of the credit obligor has been left blank for this submission, it will be disclosed in the preliminary prospectus distributed to potential investors.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Our Financing Strategy, page 10

11.	To the extent that any relevant terms of warehouse, other bank credit facilities, or other material borrowings entered into or modified prior to effectiveness, are known although not finalized, please provide such material terms including amounts available, related interest rates, maturity dates, collateral requirements (if any) and any other material terms.

The Company supplementally advises the Staff that the Company plans to include in the prospectus, under the captions “Prospectus Summary—Financing Strategy,” “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Liquidity and Capital Resources,” “Business—Financing Strategy” and “Business—Liquidity and Capital Resources,” any material terms of such facilities that are known prior to effectiveness of the Registration Statement, even if not finalized.

Risk Factors, page 22

12.	You should present as risk factors only those factors that represent a material risk to investors in this offering. Do not include risk factors that could apply to any issuer or to any other offering. Some of your risk factors seem to fit into this category and you should revise to cite a particular risk. For example only, we note the following risk factors:

•	“We may be exposed to natural disasters, weather events, uninsurable losses and force majeure events,” page 33; and

•	“We may be unable to manage our growth effectively,” page 34.

In response to the Staff’s comment, the Company has deleted the risk factors which had appeared under the captions “Risk Factors—Risks Related to Our Assets—We may be exposed to natural disasters, weather events, uninsurable losses and force majeure events” and “Risk Factors—Risks Related Our Company—We may be unable to manage our growth effectively.”

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Use of Proceeds, page 57

13.	We note that you amended your credit facility in 2011 by borrowing an additional $4.0 million. Please expand your disclosure to provide the disclosure required by Instruction 4 to Item 504 of Regulation S-K, including the use of the proceeds of such indebtedness, or tell us why you believe no disclosure is required.

In response to the Staff’s comment, the Company has revised the disclosure on page 55 under the caption “Use of Proceeds” to include the information required by Instruction 4 to Item 504 of Regulation S-K.

Additionally, the Company has revised the disclosure on page 79 under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Liquidity and Capital Resources—Cash Flows Relating to Financing Activities” to include the use of proceeds of the amended credit facility.

Dilution, page 60

14.	Please revise your dilution table to start with historical net tangible book value per share and show the increase to net tangible book value that resulted from the formation transaction separately from the increase attributable to the offering.

In response to the Staff’s comment, we note that in connection with the formation transactions, existing holders of membership interests in Hannon Armstrong are exchanging their membership interests for shares of common stock in the Company or OP Units in the Company’s operating partnership. We do not believe that historical net tangible book value per share of Hannon Armstrong (the predecessor limited liability company) is a meaningful starting point of the dilution analysis. Instead, we believe that the pro forma net tangible book value per share of common stock/OP Unit after giving effect to the formation transactions but before this offering is the best starting point since it essentially presents historical net tangible book value per share/OP Unit information taking into account the pre-IPO capital structure of the registrant.

15.	Please include a comparison of the public contribution under the proposed public offering and the effective cash contribution. Refer to Item 506 of Regulation S-K for guidance.

In response to the Staff’s comment, the Company has included an additional table on page 59, under the caption “Dilution,” showing the public contribution under the proposed public offering and the effective cash contribution.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 63

16.	Please expand your managed assets composition disclosure to also include asset type (i.e., equity or debt), debt type (i.e., energy savings performance contract, secured energy efficiency loan, secured project loan, etc.), collateral type, interest rate type, loan size and asset duration.

In response to the Staff’s comment, the Company has revised the disclosures on pages 63 of the prospectus under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Our Business” to provide details on the types of loans, the average size, the weighted average remaining life, the collateral and interest rate type. The Company believes that average remaining life is more meaningful to investors than duration because the portfolio consists of fixed rate loans that are intended to be held to maturity.

Credit Risks, page 65

17.	Please revise to discuss how management tracks changes in the credit quality of the portfolio, including whether management uses any specific metrics, such as watch lists, credit ratings or LTV. We may have further comment.

As disclosed in the Registration Statement, historically the Company’s portfolio consisted primarily of assets with the U.S. federal government as the primary credit obligor which the Company believes has limited credit risk and does not require a risk rating system. However, in response to the Staff’s comment, the Company has revised the disclosure on pages 65 and 104, under the captions “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Factors Impacting our Operating Results—Credit Risks” and “Business—Our Investment Process—Step 6: Asset Management and Portfolio Monitoring,” to describe the Company’s risk rating system that it expects to implement as the Company pursues its expansion strategy, which includes financing projects undertaken by state and local governments, universities, schools and hospitals, as well as privately owned commercial projects.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Results of Operations, page 72

18.	Please expand your period to period comparisons to discuss the spread between your asset yields and your average cost of funds including the impact of swaps.

In response to the Staff’s comment, the Company has revised the disclosure on page 72 of the prospectus under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Results of Operations—Investment in Financing Receivables” to provide details on asset yields, average cost of funds and spreads. The existing credit facility interest rate swap is for general corporate purposes and does not impact the nonrecourse debt on the Company’s assets that is included in the spread.

Comparison of the Nine Months Ended June 30, 2012 to the Nine Months Ended June 30, 2011, page 73

19.	We note your disclosure that net investment income decreased in this period. We further note that you indicate that “[t]his increase” was a result of certain events, which appears inconsistent. Please revise accordingly.

The Company advises the Staff that the Company has revised the disclosure on page 73 of the Prospectus, under “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Results of Operations—Comparison of the Nine Months Ended June 30, 2012 to the Nine Months Ended June 30, 2011,” to include a comparison of the fiscal year ending September 30, 2012 to the fiscal year ending September 30, 2011 (and has deleted the June 30 comparison).

Liquidity and Capital Resources, page 77

20.	Please discuss why management believes that your target leverage ratios are “prudent.”

In response to the Staff’s comment, the Company has revised the disclosure on pages 9, 78 and 106 of the prospectus, under the captions “Prospectus Summary—Our Financing Strategy,” “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Liquidity and Capital Resources” and “Business—Our Financing Strategy,” respectively, to remove the reference to “prudent” target leverage ratios.

Existing Credit Facility, page 80

21.	Please expand your description of your current credit facility to describe all material terms, including key financial covenants, or advise.

In response to the Staff’s comment, the Company has revised the disclosure on page 79 of the prospectus, under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Sources and Uses of Cash—Existing Credit Facility” to include the material terms of the Company’s credit facility.

Contractual Obligations and Commitments, page 80

22.	Please tell us how you have complied with Item 303 of Regulation S-K, or tell us how you determined it was not necessary to provide a tabular disclosure of your contractual obligations for operating leases, debt, related interest amounts and any other contractual obligations.

In response to the Staff’s comment, the Company has revised the disclosure on page 81 of the prospectus under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Contractual Obligations and Commitments” to include the tabular disclosure required by Item 303 of Regulation S-K.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

23.	Within the financial statements of EnergySource LLC and Hudson Ranch I Holdings, LLC, there is disclosure regarding various obligations for members to provide additional cash. Please tell us how much, if any, you are obligated to fund. Please revise your filing to include these commitments on your contractual obligations table and provide a discussion of these commitments in your Liquidity and Capital Resources section.

As disclosed in the initial Registration Statement, Hannon Armstrong owns an equity interest in Hudson Ranch through its wholly owned subsidiary HA EnergySource Holdings, LLC (“HA EnergySource Holdings”), which holds an approximately 40% equity interest in EnergySource LLC (“EnergySource”), the project development company which indirectly owns Hudson Ranch. The Company determined that Hannon Armstrong’s interest in HA EnergySource Holdings would not be suitable for inclusion as part of its plan to continue its business as a real estate investment trust. In December 2012, the Company’s board of directors approved the distribution of the Company’s ownership of HA EnergySource Holdings to Hannon Armstrong’s members. After the distribution of HA EnergySource Holdings, which is expected to be completed by December 31, 2012, Hannon Armstrong will no longer have any equity investment in HA EnergySource Holdings, EnergySource and Hudson Ranch I Holding, LLC and will not have any obligation to provide additional funding. In response to the Staff’s comment, the Company have revised the disclosure on page 81 of the prospectus under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Contractual Obligations and Commitments” to disclose the above-referenced distribution.

Our Pipeline, page 97

24.	We note that you are in the process of evaluating acquisition opportunities. Please more fully describe these potential acquisitions, the status of any negotiations and include appropriate risk factor disclosure, as applicable.

In response to the Staff’s comment, the Company supplementally advises the Staff that the Company will update the disclosure related to the pipeline as it gets closer to marketing of the offering.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Our Financing Strategy, page 104

25.	Please expand your discussion of the types of financings that you may pursue to include a discussion of whether you intend to target financing with fixed or floating rates and whether you intend to employ a match funding strategy.

In response to the Staff’s comment, the Company has revised the disclosure on pages 9, 35, 77 and 105 of the prospectus under the captions “Prospectus Summary—Our Financing Strategy,” “Risk Factors—Risks Related to Borrowings—We use leverage in executing our business strategy, which may adversely affect the return on our assets and may reduce cash available for distribution to our stockholders, as well as increase losses when economic conditions are unfavorable,” “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Liquidity and Capital Resources” and “Business—Our Financing Strategy,” respectively, to indicate that it intends to pursue both fixed and floating rate financings. In addition, as disclosed in the Registration Statement, historically the Company financed its business primarily through the use of match funded securitizations and match funded nonrecourse debt related to assets held on the Company’s balance sheet. Further, as disclosed in the Registration Statement on page 105 of the prospectus under the caption “Business—Our Financing Strategy,” as part of the Company’s expansion strategy, the Company plans to continue to use match-funded securitizations as well as to broaden its financing sources to also include non-match funded securitizations and other forms of financings.

26.	We note your risk factor disclosure on page 38 that your board of directors may change your leverage policy without shareholder approval. Please disclose whether shareholders will be notified of such changes and, if so, how.

In response to the Staff’s comment, the Company supplementally advises the Staff that to the extent that the Company’s board of directors approves a change to the leverage policy that constitutes material information to the Company’s stockholders, it is anticipated that the Company’s stockholders will be informed of such change through disclosure in the Company’s periodic reports and other filings under the Securities Exchange Act of 1934, as amended. The Company has revised the disclosure on pages 9 and 105 of the prospectus, under the captions “Prospectus Summary—Our Financing Strategy” and “Business—Our Financing Strategy” to describe the foregoing intention.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Executive Compensation, page 119

27.	Please include a discussion as to how your proposed compensation policies may incentivize risk or advise.

In response to the Staff’s comment, the Company has revised the disclosure on page 121 of the prospectus, under the caption “Our Management—Compensation Policies and Practices and Risk Management” to include a discussion on how the Company’s compensation policies incentivize risk.

Principal Stockholders, page 126

28.	Please identify the natural person(s) with voting or dispositive power over MissonPoint HA Parallel Fund’s shares.

In response to the Staff’s comment, the Company supplementally advises the Staff that MPCP I GP, LLC (the “MissionPoint GP”) is the general partner of MissionPoint HA Parallel Fund L.P. (“MissionPoint”). MissionPoint Capital Partners LLC is the sole manager of MissionPoint GP. Mr. Jesse Fink and Mr. Mark Cirilli are the executive committee members of MissionPoint Capital Partners LLC and share voting and dispositive power over the shares held by MissionPoint and disclaim beneficial ownership of such shares except to the extent of their respective pecuniary interest therein. The Company has revised the disclosure on pages 128-129 of the prospectus, under the caption “Principal Stockholders” to reflect the foregoing.

29.	For each beneficial owner, please disclose the number of shares of common stock and OP units in footnote disclosure to the table.

In response to the Staff’s comment, the Company has revised the disclosure on pages 128-129 of the prospectus, under the caption “Principal Stockholders” to identify the beneficial owners of OP Units.

Underwriting, page 178

30.	We note your disclosure that some of the underwriters and their affiliates have engaged in investment banking and other commercial dealings with you or your affiliates in the past. Please expand your disclosure to describe the nature of these dealings. See Item 508(a) of Regulation S-K.

In response to the Staff’s comment, the Company has revised the disclosure on page 184 of the prospectus, under the caption “Underwriting—Other Relationships,” to expand and clarify the nature of the past dealings between certain of the underwriters and their affiliates and the Company.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Financial Statements

31.	Please update the financial statements and other financial information within your prospectus pursuant to Rule 3-12 of Regulation S-X.

In response to the Staff’s comment, the Company has revised the financial statements and other financial information to update such information as of and for the period ended September 30, 2012 in accordance with Rule 3-12 of Regulation S-X.

32.	Please tell us how you determined it was not necessary to provide Rule 3-09 financial statements for HA EnergySource Holdings LLC.

As disclosed in the Registration Statement, Hannon Armstrong’s wholly owned subsidiary, HA EnergySource Holdings, is a pass through holding company which has no liabilities, employees or business activities other than its ownership of approximately 40% equity interest in EnergySource. HA EnergySource Holdings became a wholly owned subsidiary of Hannon Armstrong in August 2012 and is now a consolidated entity. Hannon Armstrong has never prepared separate audited financial statements for HA EnergySource Holdings and to do so would require an additional cost with no expected benefit to potential investors. The Company has included in the Registration Statement financial statements for EnergySource which is an active company and whose statements more meaningfully reflect the equity investment. Additionally, in December 2012, Hannon Armstrong approved the distribution of its equity interests in HA EnergySource Holdings to the current owners of Hannon Armstrong, as part of a transaction that is expected to be completed by December 31, 2012.

Unaudited Pro Forma Condensed Consolidated Financial Statements of Hannon Armstrong Capital, LLC, page F-3

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements, page F-7

33.	We note your adjustment 4. Please enhance your disclosure to clarify why you have recorded a pro forma adjustment for ‘other interest expense, net of other income.’

In response to the Staff’s comment, the Company has revised the disclosure on page F-5 of the prospectus under the caption “Hannon Armstrong Capital, LLC—Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements” that clarifies that included in ‘other interest expense’ is the recordation of an expense representing the difference between the amount to repurchase the debt and the book value of the debt on our balance sheet.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

34.	We note your adjustment 4. You disclose that you are going to use a portion of the net proceeds of this offering to retire certain notes. Please tell us why you do not have an adjustment to ‘cash and cash equivalents’ for this item.

In response to the Staff’s comment, the Company has revised the disclosure on page F-6 of the prospectus under the caption “Hannon Armstrong Capital, LLC—Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements” to include an adjustment to ‘cash and cash equivalents.’

35.	We note your adjustment 5. Please tell us why you have recorded a portion of this adjustment to ‘accounts payable and accrued expenses.’

In response to the Staff’s comment, the Company supplementally advises the Staff that this adjustment represents the retirement of the interest rate swap associated with the credit facility that is recorded as an other accrued expense in ‘accounts payable and accrued expenses.’ The Company has revised the disclosure on page F-7 of the prospectus under the caption “Hannon Armstrong Capital, LLC—Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements” to state that the retirement of the related interest swap is recorded as an other accrued expense in (accounts payable and accrued expenses).

36.	Please revise your filing to include an adjustment for the exchange of equity interests into OP Units and shares of your common stock.

In response to the Staff’s comment, the Company has revised the balance sheet to include a ‘non-controlling interest’ item.

Financial Statements of Hannon Armstrong Sustainable Infrastructure Capital, Inc.

Notes to Balance Sheet

4. Organizational and Offering Costs, page F-10

37.	Please disclose the amount of organization and offering costs the registrant will have to reimburse Hannon Armstrong Capital, LLC upon commencement of this offering.

In response to the Staff’s comment, the Company has revised the disclosure on page F-10 of the prospectus under the caption “Hannon Armstrong Sustainable Infrastructure Capital, Inc.—Notes to Balance Sheet” to state that as the results of the Company will be combined with the predecessor, Hannon Armstrong, the impact of reimbursements will not impact the reported results of the consolidated entities.

Financial Statements of Hannon Armstrong Capital, LLC for the year ended September 30, 2011

38.	Please revise your filing to provide the applicable disclosure requirements in Guide 3, or tell us how you determined these disclosures are not necessary. Refer to SAB Topic 11k.

In response to the Staff’s comment, the Company has revised the disclosure on page 72 of the prospectus under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Results of Operations” to include an analysis of the Investment in Financing Receivables by rate and term, interest income and expense, average monthly balance of the investment in financing receivables and nonrecourse debt as well as a margin and credit analysis.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Consolidated Statements of Operations, page F-32

39.	Please tell us how you determined it was appropriate to include the caption ‘net investment income.’

In response to the Staff’s comment, the Company supplementally advises the Staff that the caption ‘Net Investment Income’ represents the expected ongoing operations of the business. The items above that line all relate to the Company’s ongoing investment activity of the business. The items below that line will either not be applicable in the future or not be material. For example, ‘Other interest expense’ represents the interest on the credit facility (that was used for general corporate purposes and to repurchase the member interests of the former members of the Company) that will be repaid. ‘Other income’ (now broken out separately) represents miscellaneous income that does not result from investment activity. The unrealized gain on the derivative relates to the interest rate swap on the credit facility that will be repaid. The loss from equity method investment in affiliate relates to the investment in EnergySource that will be distributed to members prior to the proposed initial public offering.

The Company believes its presentation is consistent with that of other public companies.

40.	Please tell us how you determined it was appropriate to net other income with other interest expense.

In response to the Staff’s comment, the Company supplementally advises the Staff that the Company has revised the face of the income statement so that interest expense is shown separately from other income.

Notes to Consolidated Financial Statements, page F-36

2. Summary of Significant Accounting Policies, page F-36

Securitization of Receivables, page F-37

41.	As it appears that the retained interest in securitized assets are debt securities, please expand your policy note to address how you will account for OTTI when you intend to sell the security and when you do not intend to sell the security. This comment also applies to your disclosure of OTTI under ‘Securitization Assets’ on page F-38.

In response to the Staff’s comment, the Company has revised the disclosure to Note 2 of Notes to Consolidated Financial Statements of Hannon Armstrong and to page 69 of the prospectus, under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Critical Accounting Policies and Use of Estimates—Securitization Transactions.”

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Intangible Assets and Goodwill, page F-39

42.	You disclose that “[t]he Company records an impairment loss for goodwill when the carrying value of the goodwill is less than the estimated fair value.” Please tell us how this policy complies with U.S. GAAP.

In response to the Staff’s comment, the Company supplementally advises the Staff that Company has revised the disclosure in Note 2 of Notes to Consolidated Financial Statements of Hannon Armstrong under the caption “Intangible Assets and Goodwill.”

9. Intangible Assets and Goodwill, page F-48

43.	Please tell us how you determined it was appropriate to record a recovery of your non-amortizable intangible assets. Your response should provide more information regarding the nature of the recovery and the fees received. Additionally, please tell us how you determined that you had a recovery of your non-amortizable intangible assets during 2010, yet you do not have an amount recorded for non-amortizable intangible assets in your table on page F-48.

In response to the Staff’s comment, the Company supplementally advises the Staff that in 2007, the investment in Hannon Armstrong by MissionPoint HA Parallel Fund, L.P. was recorded as an acquisition under ASC 805, Business Combinations. In accounting for this transaction, Hannon Armstrong established a non-amortizable intangible asset of $2,250,000 for the value of a contractual commitment to be paid as advisory fees in the future upon raising construction debt and equity financing for EnergySource. During 2010, Hannon Armstrong provided various financial advisory services including fulfilling its contractual commitment to EnergySource. Hannon Armstrong recorded $2,250,000 of the fees paid to it by EnergySource as a recovery of the amount of non-amortizable intangible asset and thus the non-amortizable intangible assets balance was zero at the end of 2010, the period reflected in the table.

Exhibit Index

44.	Please tell us why you are filing the “Form of” various agreements. Explain why you are not able to file final, executed agreements prior to effectiveness of the registration statement.

In response to the Staff’s comment, the Company supplementally advises the Staff that, with respect to the exhibits that it is filing “Forms of,” it intends to execute those agreements following the effectiveness of the Registration Statement or concurrently with the closing of the initial public offering. Accordingly, the Company is not in a position to file final, executed copies of such agreements prior to the effectiveness of the Registration Statement.

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

45.	Please file all required exhibits as promptly as possible. If you are not in a position to file your legal or tax opinions with the next amendment, please provide draft copies for us to review. The drafts should be submitted as DRS correspondence.

The Company supplementally advises the Staff that it will file all exhibits as promptly as practicable. For the Staff’s supplemental review, the Company has provided drafts of our Exhibit 5.1 and Exhibit 8.1 opinions as exhibits B and C hereto.

We thank the Staff for its attention to the Company’s filing and we look forward to hearing from you regarding Amendment No. 1 to the Registration Statement. If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at 212-878-8527 or Andrew S. Epstein at 212-878-8332.

Very truly yours,

/s/ Jay L. Bernstein
Jay L. Bernstein

Enclosures

cc:	Securities and Exchange Commission

Jennifer Monick

Kevin Woody

Rochelle Plesset

Hannon Armstrong Sustainable Infrastructure Capital, Inc.

Jeffrey W. Eckel

Steven L. Chuslo

J. Brendan Herron

Fried, Frank, Harris, Shriver & Jacobson LLP

Paul D. Tropp

Clifford Chance US LLP

Andrew S. Epstein

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Exhibit A

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Exhibit B

[LETTERHEAD OF CLIFFORD CHANCE US LLP]

[—], 2013

Hannon Armstrong Sustainable Infrastructure Capital, Inc.

1906 Towne Centre Blvd

Suite 370

Annapolis, MD 21401

(410)571-9860

Ladies and Gentlemen:

We have acted as counsel to Hannon Armstrong Sustainable Infrastructure Capital Inc., a Maryland corporation, (the “Company”) in connection with the registration statement on Form S-11 (File No. 333-[—]) (the “Registration Statement”) filed by the Company with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and in connection with the offer and sale by the Company of up to [—] shares (the “Shares”) of its common stock, par value $0.01 per share, which are to be sold by the Company pursuant to an Underwriting Agreement, dated [—], 2013 (the “Underwriting Agreement”), by and among the Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, UBS Securities LLC and Wells Fargo Securities, LLC as representative of the several underwriters named therein.

In rendering the opinion expressed below, we have examined and relied upon originals or copies, certified or otherwise identified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate. As to factual matters relevant to the opinion set forth below, we have, with your permission, relied upon certificates of officers of the Company and public officials.

Based on the foregoing, and such other examination of law as we have deemed necessary, we are of the opinion that following the (i) issuance of the Shares pursuant to the terms of the Underwriting Agreement and (ii) receipt by the Company of the consideration for the Shares specified in the resolutions of the board of directors of the Company, the Shares will be legally issued, fully paid, and nonassessable.

The opinion set forth in this letter relates only to the Maryland General Corporation Law, and we express no opinion as to the laws of another jurisdiction and we assume no responsibility for the applicability or effect of the law of any other jurisdiction.

We consent to the filing of this opinion as Exhibit 5.1 to the Registration Statement and to the reference to us under the caption “Legal Matters” in the Registration Statement. In giving this consent, we do not concede that we are within the category of persons whose consent is required under Section 7 of the Securities Act or the rules and regulations of the Commission thereunder.

Very truly yours,

Clifford Chance US LLP

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

Exhibit C

[—], 2013

Hannon Armstrong Sustainable Infrastructure Capital, Inc.

1906 Towne Centre Blvd.

Suite 370

Annapolis, MD 21401

(410)571-9860

Re:	REIT Qualification of Hannon Armstrong Sustainable Infrastructure Capital, Inc.

Ladies and Gentlemen:

We have acted as counsel to Hannon Armstrong Sustainable Infrastructure Capital, Inc., a Maryland corporation (the “Company”), in connection with the offering by the Company of shares of its common stock, $0.01 par value (the “Common Stock”) pursuant to the Company’s Registration Statement on Form S-11, dated [—], 2013, filed with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (together with any amendments thereto, the “Registration Statement”). Except as otherwise indicated, capitalized terms used in this opinion letter have the meanings given to them in the Registration Statement.

In rendering the opinions expressed herein, we have examined and, with your permission, relied on the following items:

1. the Articles of Amendment and Restatement of the Company;

2. the bylaws of the Company;

3. a Certificate of Representations, (the “Certificate of Representations”) dated as of the date hereof, provided to us by the Company;

4. the Registration Statement; and

5. such other documents, records and instruments as we have deemed necessary in order to enable us to render the opinions referred to in this letter.

In our examination of the foregoing documents, we have assumed, with your consent, that (i) all documents reviewed by us are original documents, or true and accurate copies of original documents and have not been subsequently amended, (ii) the signatures of each original document are genuine, (iii) all representations and statements set forth in such documents are true and correct, (iv) all obligations imposed by any such documents on the parties thereto have

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

been performed or satisfied in accordance with their terms, and (v) the Company at all times will operate in accordance with the method of operation described in its organizational documents, the Registration Statement and the Certificate of Representations. As of the date hereof, we are not aware of any facts inconsistent with the statements in the organizational documents, the Registration Statement or the Certificate of Representations.

For purposes of rendering the opinions stated below, we have assumed, with your consent, the accuracy of the representations contained in the Certificate of Representations provided to us by the Company, and that each representation contained in such Certificate of Representations to the best of the Company’s knowledge or belief is accurate and complete without regard to such qualification as to the best of such entity’s knowledge or belief. These representations generally relate to the organization and proposed method of operation of the Company.

Based upon, subject to, and limited by the assumptions and qualifications set forth herein, we are of the opinion that:

1. Commencing with its taxable year ending December 31, 2013, the Company has been organized in conformity with the requirements for qualification and taxation as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), and its proposed method of operation as described in the Registration Statement and as set forth in the Certificate of Representations will enable the Company to meet the requirements for qualification and taxation as a REIT under the Code; and,

2. The statements in the Registration Statement under the caption “U.S. Federal Income Tax Considerations,” to the extent they purport to summarize or describe matters of law and legal conclusions, are correct in all material respects.

The opinions set forth in this letter are based on relevant provisions of the Code, Treasury Regulations promulgated thereunder, interpretations of the foregoing as expressed in court decisions, legislative history, and existing administrative rulings and practices of the Internal Revenue Service (“IRS”) (including its practices and policies in issuing private letter rulings, which are not binding on the IRS except with respect to a taxpayer that receives such a ruling), all as of the date hereof. These provisions and interpretations are subject to change, which may or may not be retroactive in effect, and which may result in modifications of our opinions. Our opinions do not foreclose the possibility of a contrary determination by the IRS or a court of competent jurisdiction, or of a contrary determination by the IRS or the Treasury Department in regulations or rulings issued in the future. In this regard, an opinion of counsel with respect to an issue represents counsel’s best professional judgment with respect to the outcome on the merits with respect to such issue, if such issue were to be litigated, but an opinion is not binding on the IRS or the courts and is not a guarantee that the IRS will not assert a contrary position with respect to such issue or that a court will not sustain such a position asserted by the IRS.

The opinions set forth above represent our conclusions based upon the documents, facts, representations and assumptions referred to above. Any material amendments to such

Sonia Gupta Barros, Esq.

Erin E. Martin, Esq.

United States Securities and Exchange Commission

December 27, 2012

documents, changes in any significant facts or inaccuracy of such representations or assumptions could affect the opinions referred to herein. Moreover, the Company’s qualification as a REIT depends upon the ability of the Company to meet for each taxable year, through actual annual operating results, requirements under the Code regarding gross income, assets, distributions and diversity of stock ownership. We have not undertaken to review the Company’s compliance with these requirements on a continuing basis. Accordingly, no assurance can be given that the actual results of the Company’s operations for any single taxable year will satisfy the tests necessary to qualify as or be taxed as a REIT under the Code. Although we have made such inquiries and performed such investigations as we have deemed necessary to fulfill our professional responsibilities as counsel, we have not undertaken an independent investigation of all of the facts referred to in this letter or the Certificate of Representations.

The opinions set forth in this letter are: (i) limited to those matters expressly covered and no opinion is expressed in respect of any other matter; (ii) as of the date hereof; and (iii) rendered by us at the request of the Company. We hereby consent to the filing of this opinion letter with the SEC as an exhibit to the Registration Statement and to the references therein to us. In giving such consent, we do not thereby admit that we are within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the SEC promulgated thereunder.

Very truly yours,

Clifford Chance US LLP